Commitments and Contingencies	6 Months Ended
Jun. 30, 2014
Commitments and Contingencies Disclosure [Abstract]:
Commitments and Contingencies [Text Block]

13. Commitments and Contingencies:

(a) Long-term time charters: As at June 30, 2014, the Company has entered into time charter arrangements on all of its vessels in operation, with the exception of the vessels Karmen and Kyparissia, with international liner operators. These arrangements as at June 30, 2014, have remaining terms of up to 117 months. As of the same date, future minimum contractual charter revenues assuming 365 revenue days per annum per vessel and the earliest redelivery dates possible, based on vessels' committed, non-cancelable, long-term time charter contracts, are as follows:

Year ending December 31,	Amount
2014	242,551
2015	448,716
2016	417,343
2017	371,709
2018	198,759
2019 and thereafter	433,158
2,112,236

(b) Pursuant to the Framework Agreement the Company has a contractual commitment of approximately $312,421 representing 49% of the remaining construction cost of two vessels under construction, 40% of the remaining construction cost of five vessels under construction and 25% of the construction cost of two vessels under construction (Note 9).

(c) Other: Various claims, suits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Company's vessels. Currently, management is not aware of any such claims not covered by insurance or contingent liabilities, which should be disclosed, or for which a provision has not been established in the accompanying consolidated financial statements.

The Company accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Currently, management is not aware of any other claims or contingent liabilities which should be disclosed or for which a provision should be established in the accompanying consolidated financial statements.

The Company is covered for liabilities associated with the individual vessels' actions to the maximum limits as provided by Protection and Indemnity (P&I) Clubs, members of the International Group of P&I Clubs.